RULE 497 DOCUMENT

On behalf of the Goldman Sachs Government Income Fund, a series of the Goldman Sachs Variable Insurance Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Portfolios pursuant to Rule 497(e) (Accession No. 0001193125-13-055443) on February 13, 2013, which is incorporated by reference into this Rule 497 Document.